Segment information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment information

24. Segment information

The Group has a single reportable segment that is based on the following business units: Managed Services (“MS”). In accordance with IFRS 8 Operating segments, the Group’s chief operating decision maker has been identified as the executive director, who reviews operation results to make decision about allocating resources and assessing performance within the Group. All material operating units qualify for aggregation under IFRS 8 Operating segments due to their similar nature of services.

The Group operates in only one (1) geographical location, i.e. in Malaysia, during the financial years ended December 31, 2023 and 2022.